3. Revenue	6 Months Ended
Jun. 30, 2019
Revenue [abstract]
Revenue

3.     Revenue

Collaboration agreement The Leukemia & Lymphoma Society (LLS)

Affimed is party to a collaboration with LLS to fund the development of a specific product candidates (immune cell engagers). Under the terms of the agreement, LLS has agreed to contribute up to $4.4 million contingent upon the achievement of certain milestones.

In the event that the research and development is successful, Affimed must proceed with commercialization of the licensed product. If Affimed decides for business reasons not to continue the commercialization, Affimed must at its option either repay the amount funded or grant a license to LLS to enable LLS to continue with the development program. In addition, LLS is entitled to receive royalties from Affimed based on the Group’s future revenue from any licensed product, with the amount of royalties not to exceed three times the amount funded.

In June 2016, the research funding agreement with LLS was amended to reflect a shift to the development of combination therapeutic approaches so that the milestones relate primarily to the development of a combination therapy.

During the six months ended June 30, 2018, the Company recognized revenue totalling €0.2 million.

Collaboration with Genentech Inc.

In August 2018, Affimed entered into a strategic collaboration agreement with Genentech Inc., headquartered in South San Francisco, USA. Under the terms of the agreement, Affimed will develop novel NK cell engager-based immunotherapeutics to treat multiple cancers. The Genentech agreement became effective at the beginning of October 2018. Affimed received $96.0 million (€83.2 million) in initial upfront and committed funding on October 31, 2018. In the second quarter of 2019, the Group received a payment upon achievement of a preclinical milestone.

The Group recognized €3.7 and €14.3 million as revenue during the three and six months ended June 30, 2019 and an amount of €52.5 million in contract liabilities as of June 30, 2019, which will be recognized as revenue in subsequent periods.

Under the terms of the agreement, Affimed is eligible to receive up to an additional $5.0 billion over time, including payments upon achievement of specified development, regulatory and commercial milestones. Affimed is also eligible to receive royalties on any potential sales.

Research service agreements

AbCheck has entered into certain research service agreements. These research service agreements provide for non-refundable upfront technology access research funding or capacity reservation fees and milestone payments. The Company recognized €0.3 million and €1.1 million, respectively, as revenue in the three and six months ended June 30, 2019 (2018: €0.2 and €0.5 million).

Contract balances

The following table provides information about receivables and contract liabilities from contracts with customers.

	June 30, 2019	December 31, 2018

Receivables	135	210
Contract liabilities	52,793	61,847

Amounts of €3,939 and €9,480 that were recognized in contract liabilities at the beginning of the period have been recognized as revenue during the three and six months ended June 30, 2019.

The remaining performance obligations at June 30, 2019 are approximately €52.8 million and are expected to be recognized as revenue to a large extent over the next two years.

Disaggregation of revenue

Geographic information
	Three months	Three months	Six months	Six months
	ended	ended	ended	ended
	June 30, 2019	June 30, 2018	June 30, 2019	June 30, 2018
Revenue:
Germany	—	11	—	31
Europe	325	47	1,077	318
USA	3,683	92	14,284	333
	4,008	150	15,361	682

Major service lines
	Three months	Three months	Six months	Six months
	ended	ended	ended	ended
	June 30, 2019	June 30, 2018	June 30, 2019	June 30, 2018

Collaboration revenue	3,683	—	14,284	205
Service revenue	325	150	1,077	477
	4,008	150	15,361	682

Timing on revenue recognition
	Three months ended	Three months ended	Six months ended	Six months ended
	June 30, 2019	June 30, 2018	June 30, 2019	June 30, 2018

Point in time	—	—	5,633	355
Over time	4,008	150	9,728	327
	4,008	150	15,361	682